REVENUE	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
REVENUE

Note 3 — REVENUE

The following table presents the Company’s revenue disaggregated by product categories for the years ended December 31, 2023, 2024 and 2025, respectively:

	For Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Revenue:
Provision of professional services	608,327	1,223,782	2,519,438	1,959,280
Sale of software licenses and maintenance licenses	2,246,408	1,844,082	1,095,135	851,649
Sale of hardware solutions	5,910	-	1,158,293	900,764
Provision of hosting and supporting service	19,000	36,460	-	-
Total	2,879,645	3,104,324	4,772,866	3,711,693

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$

Point in time	763,438	638,881	1,211,431	942,088
Overtime	2,116,207	2465443	3,561,435	2,769,605
Total	2,879,645	3,104,324	4,772,866	3,711,693